Finance Expense (Income), Net (Tables)	12 Months Ended
Dec. 31, 2023
Finance Expense (Income), Net [Abstract]
Schedule of Finance Expenses and Income	Finance expenses and income
	For the year ended December 31
	2023	2022	2021
	USD thousands
Finance expenses
Fees and interest expense	56	67	79
Loss from exchange rate differences, net	13	-	133
Issuance expenses (see note 10D)	2,126	-	-
	2,195	67	212
	For the year ended December 31
	2023	2022	2021
	USD thousands
Finance income
Interest income from deposits	(474)	(532)	(320)
Income from exchange rate differences, net	-	(62)	-
Changes in fair value of finance instruments	(517)	(245)	-
Other	(1)	(71)	-
	(992)	(910)	(320)